Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11: Schedule of Income Restated (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET LOSS	$ (1,208,003)	$ (784,073)
Accumulated deficit	$ (36,679,875)	(35,370,272)
Restatement Adjustment
Change in fair value of derivative liability		325,719	$ (2,049,663)	$ 1,904,233
Amortization of Debt Discount (Premium)		73,567	46,886	22,254
Decrease (increase) to net loss:		399,286	(2,002,777)	1,926,487
NET LOSS		(784,073)
Accumulated deficit		(35,370,272)	(34,484,599)	(32,535,064)
Dividends, Preferred Stock		(101,600)	(101,600)	(101,600)
Scenario, Previously Reported
NET LOSS		(1,183,359)	154,842	(3,275,775)
Accumulated deficit		$ (34,484,599)	$ (32,535,064)	$ (31,084,176)